Nuclear Decommissioning Trust Fund Investments (Costs And Fair Values Of Investments In Debt Securities In Nuclear Decommissioning Trust Fund According To Contractual Maturities) (Details) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Cost, Less than 5 years	$ 78
Cost, 5 years to 10 years	32
Cost, Due after 10 years	23
Cost, Total	133
Fair Value, Less than 5 years	79
Fair Value, 5 years to 10 years	35
Fair Value, Due after 10 years	27
Fair Value, Total	$ 141